Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees[1] £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2026	195	2,193	384	2,772
Exchange and other adjustments	–	–	(6)	(6)
Provisions applied	–	(119)	(146)	(265)
Charge for the period	7	31	148	186
At 30 June 2026	202	2,105	380	2,687
1In respect of loans and advances to customers.